Loss per Share - Schedule of Antidilutive Securities Excluded from Diluted Income (Loss) per Share (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Dilutive common shares excluded from the calculations of diluted loss per share (in shares)	474,056	305,206	311,032	249,282
Outstanding Stock Options [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Dilutive common shares excluded from the calculations of diluted loss per share (in shares)	303,133	134,283	140,109	78,334
Convertible Preferred Stock [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Dilutive common shares excluded from the calculations of diluted loss per share (in shares)	28,190	28,190	28,190	28,190
Outstanding Warrants [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Dilutive common shares excluded from the calculations of diluted loss per share (in shares)	142,733	142,733	142,733	142,758